Exhibit 99.22

Client Name:
Client Project Name:	OBX 2022-NQM6
Start - End Dates:	11/24/2021 - 3/28/2022
Deal Loan Count:	106

Conditions Report 2.0

Loans in Report:	106
Loans with Conditions:	61

2 - Total Active Conditions
2 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Assets
1 - Compliance Review Scope
1 - Category: RESPA
79 - Total Satisfied Conditions

19 - Credit Review Scope
1 - Category: Application
5 - Category: Assets
2 - Category: Credit/Mtg History
3 - Category: Insurance
8 - Category: Terms/Guidelines
50 - Property Valuations Review Scope
50 - Category: Appraisal
10 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: RESPA
1 - Category: Right of Rescission
7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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